Note 9 - EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Income (loss) attributable to APWC from continuing operations	$ 12,486	$ (6,832)	$ 14,142
Income (loss) attributable to APWC from discontinued operations		1,393	(2)
Net income (loss) attributable to APWC	$ 12,486	$ (5,439)	$ 14,140
Denominator (in number of shares):
Weighted-average common shares outstanding - basic and diluted	13,828,869	13,830,769	13,830,769
Earnings (loss) per share - basic and diluted
Continuing operations	$ 0.79	$ (0.49)	$ 1.02
Discontinued operations	$ 0	$ 0.10	$ 0
Total earnings (loss) per share - basic and diluted	$ 0.79	$ (0.39)	$ 1.02